LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consists of:

	March 31, 2016	December 31, 2015
	(In thousands)
Term Loan, final payment due November 16, 2022	$790,000	$800,000
6.75% Senior Notes due December 15, 2022 (the "Match Group Senior Notes"); interest payable each June 15 and December 15, which commences June 15, 2016	445,172	445,172
Total long-term debt	$1,235,172	$1,245,172
Less: Current portion of long-term debt	40,000	40,000
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	11,266	11,691
Less: Unamortized debt issuance costs	16,009	16,610
Total long-term debt, net of current maturities	$1,167,897	$1,176,871

Long-term debt consists of:

	December 31,
	2015	2014
	(In thousands)
Term Loan, final payment due November 16, 2022	$800,000	$—
6.75% Senior Notes due December 15, 2022 (the "Match Group Senior Notes"); interest payable each June 15 and December 15, which commences June 15, 2016	445,172	—
3.57% Notes (a)	—	79,000
5.00% Note (a)	—	64,586
5.90% Note (a)	—	47,000
Total long-term debt	1,245,172	190,586
Less: Current portion of long-term debt	40,000	—
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	11,691	—
Total long-term debt, net of current maturities	$1,193,481	$190,586
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(a) These related party notes were paid off in full prior to our IPO. See Note 17—Related Party Transactions.